PARTNERS' CAPITAL AND MEZZANINE CAPITAL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Details of cash distributions
Prior to the GP Buy-In Transaction, SMLP
paid the following
per-unit
distributions
during the three months ended March 31 (All
payments represent per-unit distributions based on the SMLP common units outstanding prior to the GP Buy-In Transaction):

	Three months ended March 31,
	2020	2019
Per-unit distributions to unitholders	$0.125	$0.575

	Year ended December 31,
	2019	2018	2017
Per-unit distributions to unitholders	$1.4375	$2.300	$2.300